COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease Payments for Non-cancellable Operating Leases

The Group has entered into operating lease arrangements relating to the use of certain premises and internet data centers. Future minimum lease payments for non-cancellable operating leases as of December 31, 2013 are as follows:

	RMB	US$
		(Note 3)
2014	11,826,913	1,953,667
2015	177,396	29,304

	12,004,309	1,982,971